Segmented Information	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Segmented Information
28.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2020
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$117,706	$27,946	$25,638	$64,122	$90,059	$2,551,563
Sudbury 1	12,605	2,966	6,164	3,475	9,639	333,885
Constancia	5,196	1,221	1,021	2,954	3,975	108,260
San Dimas	10,364	3,673	1,900	4,791	6,691	188,888
Stillwater	5,269	929	1,377	2,963	4,339	227,042
Other 2	8,132	2,011	1,458	4,663	6,121	10,965

Total gold interests	$159,272	$38,746	$37,558	$82,968	$120,824	$3,420,603

Silver
Peñasquito	$31,714	$8,165	$6,214	$17,335	$23,549	$360,998
Antamina	13,039	2,581	6,888	3,570	10,458	651,049
Constancia	4,203	1,514	1,937	752	2,689	223,583
Other 3	30,186	12,451	3,935	13,800	14,895	481,133

Total silver interests	$79,142	$24,711	$18,974	$35,457	$51,591	$1,716,763

Palladium
Stillwater	$9,540	$1,754	$2,129	$5,657	$7,786	$245,727

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$247,954	$65,211	$58,661	$124,082	$180,201	$5,610,603

Other
General and administrative				$(21,799)	$(20,452)
Finance costs				(4,636)	(4,642)
Other				3,366	(3,295)
Income tax				4,799	(19)

Total other				$(18,270)	$(28,408)	$523,441

Consolidated				$105,812	$151,793	$6,134,044

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating
Rosemont gold interest. The Minto mine was placed into care and maintenance from October 2018 to October 2019

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto and 777 silver interests and the non-operating
Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Three Months Ended June 30, 2019
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$76,329	$23,317	$22,114	$30,898	$-	$30,898	$58,184	$2,651,697
Sudbury 2	10,840	3,324	6,807	709	-	709	7,572	356,328
Constancia	5,830	1,763	1,592	2,475	-	2,475	3,954	113,964
San Dimas	13,601	6,226	3,184	4,191	-	4,191	9,776	201,448
Stillwater	4,366	771	1,714	1,881	-	1,881	3,595	233,233
Other 3	7,904	2,452	2,445	3,007	-	3,007	5,505	17,246

Total gold interests	$118,870	$37,853	$37,856	$43,161	$-	$43,161	$88,586	$3,573,916

Silver
Peñasquito	$13,582	$3,839	$2,794	$6,949	$-	$6,949	$9,743	$382,363
Antamina	17,660	3,530	10,352	3,778	-	3,778	14,277	688,767
Constancia	7,119	2,819	3,586	714	-	714	3,652	237,136
Other 4	24,952	11,612	4,338	9,002	-	9,002	14,230	496,675

Total silver interests	$63,313	$21,800	$21,070	$20,443	$-	$20,443	$41,902	$1,804,941

Palladium
Stillwater	$7,283	$1,304	$2,478	$3,501	$-	$3,501	$5,979	$254,772

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$189,466	$60,957	$61,404	$67,105	$165,912	$(98,807)	$136,467	$5,861,139

Corporate
General and administrative						$(12,249)	$(9,208)
Finance costs						(13,306)	(14,828)
Other						(3,090)	(3,149)
Income tax						2,758	(24)

Total corporate						$(25,887)	$(27,209)	$379,684

Consolidated						$(124,694)	$109,258	$6,240,823

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 gold interest and the non-operating
Minto and Rosemont gold interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, and 777 silver interests, the non-operating
Minto, Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

Six Months Ended June 30, 2020
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$236,800	$58,525	$53,694	$124,581	$179,196	$2,551,563
Sudbury 1	20,246	4,894	10,158	5,194	15,255	333,885
Constancia	10,490	2,568	2,146	5,776	7,923	108,260
San Dimas	28,413	10,556	5,479	12,378	17,857	188,888
Stillwater	10,847	1,926	2,952	5,969	8,921	227,042
Other 2	11,998	3,036	2,203	6,759	8,962	10,965

Total gold interests	$318,794	$81,505	$76,632	$160,657	$238,114	$3,420,603
Silver
Peñasquito	$71,938	$18,005	$13,704	$40,229	$53,932	$360,998
Antamina	34,700	6,845	17,761	10,094	27,855	651,049
Constancia	10,291	3,598	4,604	2,089	6,693	223,583
Other 3	46,131	18,426	6,560	21,145	29,021	481,133

Total silver interests	$163,060	$46,874	$42,629	$73,557	$117,501	$1,716,763

Palladium
Stillwater	$20,890	$3,740	$4,242	$12,908	$17,150	$245,727

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$502,744	$132,119	$123,503	$247,122	$372,765	$5,610,603

Other
General and administrative				$(34,981)	$(31,291)
Finance costs				(11,753)	(12,752)
Other				3,963	589
Income tax				(3,643)	70

Total other				$(46,414)	$(43,384)	$523,441

Consolidated				$200,708	$329,381	$6,134,044

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating
Rosemont gold interest. The Minto mine was placed into care and maintenance from October 2018 to October 2019

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto and 777 silver interests and the non-operating
Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests.

Six Months Ended June 30, 2019
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold
Salobo	$186,400	$57,317	$54,363	$74,720	$-	$74,720	$134,254	$2,651,697
Sudbury 2	16,107	4,948	10,135	1,024	-	1,024	11,215	356,328
Constancia	13,057	3,968	3,583	5,506	-	5,506	9,089	113,964
San Dimas	28,731	13,132	6,747	8,852	-	8,852	18,000	201,448
Stillwater	8,087	1,440	3,195	3,452	-	3,452	6,647	233,233
Other 3	16,888	5,029	4,113	7,746	-	7,746	12,237	17,246

Total gold interests	$269,270	$85,834	$82,136	$101,300	$-	$101,300	$191,442	$3,573,916

Silver
Peñasquito	$31,883	$8,739	$6,359	$16,785	$-	$16,785	$23,143	$382,363
Antamina	37,274	7,418	21,310	8,546	-	8,546	29,857	688,767
Constancia	18,490	7,153	9,095	2,242	-	2,242	11,337	237,136
Other 4	42,827	18,406	5,969	18,452	-	18,452	25,036	496,675

Total silver interests	$130,474	$41,716	$42,733	$46,025	$-	$46,025	$89,373	$1,804,941

Palladium
Stillwater	$14,771	$2,621	$4,916	$7,234	$-	$7,234	$12,150	$254,772

Cobalt
Voisey’s Bay	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$414,515	$130,171	$129,785	$154,559	$165,912	$(11,353)	$292,965	$5,861,139

Corporate
General and administrative						$(28,784)	$(33,890)
Finance costs						(27,252)	(26,074)
Other						(2,824)	(1,963)
Income tax						2,868	(3,586)

Total corporate						$(55,992)	$(65,513)	$379,684

Consolidated						$(67,345)	$227,452	$6,240,823

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 gold interest and the non-operating
Minto and Rosemont gold interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, and 777 silver interests, the non-operating
Minto, Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2020
(in thousands)	Three Months Ended Jun 30, 2020		Six Months Ended Jun 30, 2020		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$22,240	9%	$34,478	7%	$344,852	$31,551	$-	$227,510	$603,913	11%
United States	14,810	6%	31,737	6%	227,042	566	245,727	-	473,335	8%
Mexico	42,495	16%	101,414	20%	188,887	362,298	-	-	551,185	10%
Europe
Greece	1,471	1%	3,694	1%	-	-	-	-	-	0%
Portugal	8,491	3%	13,588	3%	-	20,743	-	-	20,743	0%
Sweden	6,653	3%	13,745	3%	-	34,005	-	-	34,005	1%
South America
Argentina/Chile 1	-	0%	-	0%	-	264,403	-	-	264,403	5%
Brazil	117,706	48%	236,801	47%	2,551,563	-	-	-	2,551,563	45%
Peru	34,088	14%	67,287	13%	108,259	1,003,197	-	-	1,111,456	20%

Consolidated	$247,954	100%	$502,744	100%	$3,420,603	$1,716,763	$245,727	$227,510	$5,610,603	100%

1) Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.
	Sales				Carrying Amount at June 30, 2019
(in thousands)	Three Months Ended Jun 30, 2019		Six Months Ended Jun 30, 2019		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America
Canada	$20,390	11%	$36,642	9%	$373,575	$32,861	$-	$227,510	$633,946	11%
United States	11,648	6%	22,858	5%	233,232	557	254,772	-	488,561	8%
Mexico	27,573	15%	61,595	15%	201,446	383,702	-	-	585,148	10%
Europe
Greece	3,637	2%	4,905	1%	-	4,356	-	-	4,356	0%
Portugal	6,127	3%	16,347	4%	-	21,848	-	-	21,848	0%
Sweden	5,080	3%	8,642	2%	-	36,495	-	-	36,495	1%
South America
Argentina/Chile 1	-	0%	-	0%	-	264,401	-	-	264,401	5%
Brazil	76,329	40%	186,400	45%	2,651,699	-	-	-	2,651,699	45%
Peru	38,682	20%	77,126	19%	113,964	1,060,721	-	-	1,174,685	20%

Consolidated	$189,466	100%	$414,515	100%	$3,573,916	$1,804,941	$254,772	$227,510	$5,861,139	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.